6. Members' Capital (Tables)	12 Months Ended
Dec. 31, 2013
Members Capital Tables
Members' Capital
Class	December 31, 2013	December 31, 2012
A Common Units	$1,904	$1,902

Members’ Capital	$1,904	$1,902